Financial Instruments - Schedule of Level 3 Fair Values for the Convertible Loan (Parentheticals) (Details)	12 Months Ended
Dec. 31, 2024
Financial Instruments - Schedule of Level 3 Fair Values for the Convertible Loan (Parentheticals) (Details) [Line Items]
Assessed by the management percentage	8.26%
Bottom of range [member]
Financial Instruments - Schedule of Level 3 Fair Values for the Convertible Loan (Parentheticals) (Details) [Line Items]
Expected stock price volatility	58.86%
Risk-free interest rate	4.22%
Expected life of the warrants	2.31
Top of range [member]
Financial Instruments - Schedule of Level 3 Fair Values for the Convertible Loan (Parentheticals) (Details) [Line Items]
Expected stock price volatility	116.79%
Risk-free interest rate	4.787%
Expected life of the warrants	3